Equipment (details) (Equipment, USD $)	Equipment USD ($)
Net Book Value at Dec. 31, 2012	$ 15,135
Cost of equipment	47,861
Accumulated Amortization of equipment	37,947
Net Book Value at Dec. 31, 2013	$ 9,914